Trade Receivables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
License and Collaboration Agreement
Disclosure Of Financial Assets [Line Items]
Other receivables due from related parties		$ 50.0
Percentage of concentration of credit risk of trade receivables due from one single customer under a license and collaboration agreement		99.20%
Bottom of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	45 days
Top of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	60 days